INCOME TAXES - Non-capital loss carryforwards (Details)	Mar. 31, 2023 CAD ($)
Income Tax Disclosure [Line Items]
Deferred tax asset not recognized in respect of non-capital loss carryforwards	$ 53,662,417
CANADA
Income Tax Disclosure [Line Items]
Deferred tax asset not recognized in respect of non-capital loss carryforward expiry	49,366,006
CANADA | 2020
Income Tax Disclosure [Line Items]
Deferred tax asset not recognized in respect of non-capital loss carryforward expiry	3,546,259
CANADA | 2021
Income Tax Disclosure [Line Items]
Deferred tax asset not recognized in respect of non-capital loss carryforward expiry	5,503,806
CANADA | 2022
Income Tax Disclosure [Line Items]
Deferred tax asset not recognized in respect of non-capital loss carryforward expiry	19,312,604
CANADA | 2023
Income Tax Disclosure [Line Items]
Deferred tax asset not recognized in respect of non-capital loss carryforward expiry	21,003,337
UNITED STATES | 2023
Income Tax Disclosure [Line Items]
Deferred tax asset not recognized in respect of non-capital loss carryforward expiry	4,179,488
AUSTRALIA | 2023
Income Tax Disclosure [Line Items]
Deferred tax asset not recognized in respect of non-capital loss carryforward expiry	$ 116,923